Fair Value of Financial Instruments - Fair Value of Debt (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
Notes Payable [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Fair Value at December 31, 2011 (Predecessor)	$ 13,248		$ 74,009
Change in balance related to plan of reorganization				[1]
Repayments of principal	(12,976)	[2]	(74,009)	[2]
Borrowings of principal	21,997	[3]	13,248	[3]
Increase in value during the period
Fair Value at December 31, 2012 (Successor)	22,269		13,248
Senior Secured Term Loan [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Fair Value at December 31, 2011 (Predecessor)			235,000
Change in balance related to plan of reorganization				[1]
Repayments of principal			(235,000)	[2]
Borrowings of principal				[3]
Increase in value during the period
Fair Value at December 31, 2012 (Successor)

[1]	Change is representative of payoff of the loan for the value reported at December 31, 2011, and not the face amount of the notes that were eliminated in accordance with the joint plan of reorganization.
[2]	Represents the actual amount of principal repaid
[3]	Represents the actual amount of principal borrowed